LEASES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Lessee Disclosure [Abstract]
Rent expenses	$ 574	$ 523
Cash paid for lease	$ 548